Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 1		$ 6,448,966
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 2		0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 3		500,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 4		0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 5		120,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 6		1.00
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 7		33,833,333
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 8		0.30
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 9		33,833,333
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 10		0.42
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 11		180,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 12		0.31
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 13		74,915,632
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	6,448,966
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	500,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	120,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	1.00
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	33,833,333
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	0.30
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	33,833,333
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	0.42
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 11	180,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 12	0.31
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 13	2,000,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 14	0.30
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 15	2,000,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 16	0.42
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 17	250,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 18	0.19
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 19	50,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 20	0.31
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 21	$ 79,215,632